notes to consolidated financial statements (Details)	6 Months Ended
Jun. 30, 2024
TELUS Communications Inc.
Consolidation
Percent ownership	100.00%
TELUS International (Cda) Inc. (rebranding to d.b.a. TELUS Digital Experience)
Consolidation
Percent ownership	55.80%